Note 1 - Summary of Significant Accounting Policies (Details Textual) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Number of Reportable Segments			3
Difference Between Replacement Cost of Gas Storage and Inventory Basis Amount			$ 37.3	$ 14.0
Goodwill, Ending Balance	$ 1,171.6		1,171.6	1,171.6
Impairment, Long-Lived Asset, Held-for-Use, Total			0.0	0.0	$ 148.6
Restricted Cash, Total	7.0		14.0	$ 7.0
Gas Utility [Member]
Goodwill, Ending Balance			$ 210.2
Spire Alabama Inc [Member]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service			3.00%	3.00%	3.00%
Financing Receivable, after Allowance for Credit Loss, Total	7.8		$ 7.1	$ 7.8
Spire Alabama Inc [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, before Allowance for Credit Loss, Total	0.3		$ 0.3	$ 0.3
Spire Missouri [Member]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service			3.00%	3.00%	3.00%
Goodwill, Ending Balance	$ 210.2		$ 210.2	$ 210.2
Spire Storage West Limited Liability Company [Member]
Number of Fueling Stations Sold	1
Gain (Loss) on Disposition of Property Plant Equipment, Total	$ 1.3
Spire Storage West Limited Liability Company [Member] | Non Utility Property [Member]
Impairment, Long-Lived Asset, Held-for-Use, Total		$ 140.8
Number of Commercial Stations Impaired		2
Spire Storage West Limited Liability Company [Member] | Two Compressed Natural Gas Fueling Stations Non Utility Property [Member]
Impairment, Long-Lived Asset, Held-for-Use, Total		$ 7.8